Equity Plans (Schedule of Phantom and Restricted Unit Activity) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Crestwood Midstream Long-Term Incentive Plan | Restricted units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested units - December 31, units	834,796
Vested, units	(457,458)
Granted, units	535,858
Share-based Compensation Arrangement by Share-based Payment Award, Other Share Increase (Decrease)	(823,277)
Canceled, units	(89,919)
Unvested units - December 31, units	0	834,796
Unvested units - December 31	$ 23.18
Vested	22.91
Granted	15.89
Share Based Compensation Arrangement By Share Based Payment Award Other Shares Increase Decrease Weighted Average Grant Date Fair Value	20.06
Canceled	16.05
Unvested units - December 31	$ 0.00	$ 23.18
Crestwood Midstream Long-Term Incentive Plan | Phantom Share Units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Vested, units	(21,578)
Granted, units	171,648
Share-based Compensation Arrangement by Share-based Payment Award, Other Share Increase (Decrease)	(150,070)
Vested	$ 16.05
Granted	15.76
Share Based Compensation Arrangement By Share Based Payment Award Other Shares Increase Decrease Weighted Average Grant Date Fair Value	$ 18.93
Crestwood LTIP | Restricted units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested units - December 31, units	466,214	131,588
Vested, units	(193,295)	(91,798)
Granted, units	1,067,535	142,255
Share-based Compensation Arrangement by Share-based Payment Award, Other Share Increase (Decrease)		226,401
Canceled, units	(65,591)	(20,994)
Unvested units - December 31, units	1,292,330	466,214
Unvested units - December 31	$ 69.80	$ 132.10
Vested	76.82	121.13
Granted	14.58	55.25
Share Based Compensation Arrangement By Share Based Payment Award Other Shares Increase Decrease Weighted Average Grant Date Fair Value		68.85
Canceled	25.13	89.97
Unvested units - December 31	$ 24.67	$ 69.80
Crestwood LTIP | Phantom Share Units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Vested, units		(4,856)
Granted, units	17,467	42,349
Share-based Compensation Arrangement by Share-based Payment Award, Other Share Increase (Decrease)		41,269
Vested		$ 67.10
Granted	$ 15.54	62.31
Share Based Compensation Arrangement By Share Based Payment Award Other Shares Increase Decrease Weighted Average Grant Date Fair Value		$ 58.36
Employee Severance | Crestwood Midstream Long-Term Incentive Plan | Restricted units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Canceled, units	(39,172)
Employee Severance | Crestwood LTIP | Restricted units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Canceled, units	(7,263)